Consolidated Statements of Comprehensive Loss - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Net loss	$ (33,245)	$ (16,969)	$ (20,174)
Other comprehensive income net of taxes
Foreign currency translation adjustments	463	217	347
Total other comprehensive income	463	217	347
Total comprehensive loss	(32,782)	(16,752)	(19,827)
Comprehensive income attributable to redeemable noncontrolling interests	(1,911)	(27)	0
Total comprehensive loss attributable to AvePoint, Inc	$ (34,693)	$ (16,779)	$ (19,827)